Derivative Financial Instruments (Details) MMBTU in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2014 USD ($) MMBTU		Sep. 30, 2014 USD ($)	[1]	Jun. 30, 2014 USD ($)	[1]	Mar. 31, 2014 USD ($)	[1]	Dec. 31, 2013 USD ($) MMBTU		Sep. 30, 2013 USD ($)	[1]	Jun. 30, 2013 USD ($)	[1]	Mar. 31, 2013 USD ($)	[1]	Dec. 31, 2014 USD ($) MMBTU		Dec. 31, 2013 USD ($) MMBTU		Dec. 31, 2012 USD ($)
Fair values of derivatives on consolidated balance sheets
Maximum period covering risk of changes in supply of gas prices																		18 months
Open derivative contracts for natural gas (in MMBtus) | MMBTU		58.7								76.3								58.7		76.3
Percentage of natural gas consumption covered by derivatives																		88.00%
Estimate of time to transfer gain (loss) reclassification from AOCI to Income																		12 months
Unrealized Gain (Loss) on Derivatives
Derivatives not designated as hedges																		$ (123,100,000)		$ 67,700,000		$ 72,800,000
Cash flow hedge ineffectiveness																		0		(1,800,000)		1,800,000
Total unrealized gains (losses)		$ (43,200,000)	[1]	$ (15,500,000)		$ (36,900,000)		$ (27,500,000)		$ 55,800,000	[1]	$ 15,700,000		$ (14,400,000)		$ 8,800,000		(123,100,000)	[1]	65,900,000	[1]	74,600,000
Realized gains (losses)																		64,200,000		1,800,000		(144,400,000)
Net derivative gains (losses)																		(58,900,000)		67,700,000		(69,800,000)
Foreign exchange contracts
Fair values of derivatives on consolidated balance sheets
Notional amount of derivative		252,800,000								$ 636,300,000								252,800,000		636,300,000
Derivatives designated as cash flow hedges | Foreign exchange contracts
Fair values of derivatives on consolidated balance sheets
Notional amount of derivative		$ 0																0
Gain (loss) reclassified from AOCI into Income, effective portion																		2,800,000		0		0
Net gain (loss) expected to be reclassified into earnings from AOCI																				0		0
Unrealized gain (loss) on cash flow hedges, pretax, in AOCI																		7,400,000
Gain (loss) recognized in OCI																		0		3,000,000		7,200,000
Unrealized Gain (Loss) on Derivatives
Net derivative gains (losses)	[2]																	0		(1,800,000)		1,800,000
Derivatives not designated as cash flow hedges
Unrealized Gain (Loss) on Derivatives
Derivatives not designated as hedges																		(123,100,000)		67,700,000		72,800,000
Derivatives not designated as cash flow hedges | Natural gas derivatives
Unrealized Gain (Loss) on Derivatives
Derivatives not designated as hedges																		(79,500,000)		52,900,000		66,500,000
Derivatives not designated as cash flow hedges | Foreign exchange contracts
Unrealized Gain (Loss) on Derivatives
Derivatives not designated as hedges																		$ (43,600,000)		$ 14,800,000		$ 6,300,000

[1]	Amounts represent pre-tax unrealized gains (losses) on derivatives included in gross margin. See Note 16—Derivative Financial Instruments, for additional information.
[2]	For derivatives designated as cash flow hedges, the amount reported as gain (loss) recognized in income represents the amount excluded from hedge effectiveness.